Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 11,855	$ 10,822
Accumulated benefit obligation	11,851	10,820
Fair value of plan assets	$ 9,626	$ 9,364